Basis of Presentation and General Information (Details)					12 Months Ended
		Feb. 16, 2023	Feb. 09, 2023	Jun. 25, 2020	Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio				0.0625
Subsidiaries in Consolidation [Abstract]
Country of incorporation					1T
Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio		0.1	0.1
Seanergy Management [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]				1T
Seanergy Shipmanagement [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]				1T
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3],[4]				O1
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]				D0
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Geniuship
Date of delivery	[2]				Oct. 13, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Premiership
Date of delivery	[2]				Sep. 11, 2015
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				N0
Vessel name	[2]				Squireship
Date of delivery	[2]				Nov. 10, 2015
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				N0
Vessel name	[2]				Lordship
Date of delivery	[2]				Nov. 30, 2016
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]				1T
Vessel name	[2],[5]				Championship
Date of delivery	[2],[5]				Nov. 07, 2018
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Fellowship
Date of delivery	[2]				Nov. 22, 2018
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				N0
Vessel name	[2]				Friendship
Date of delivery	[2]				Jul. 27, 2021
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Worldship
Date of delivery	[2]				Aug. 30, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Dukeship
Date of delivery	[2]				Nov. 26, 2021
Partner Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]				1T
Vessel name	[2],[5]				Partnership
Date of delivery	[2],[5]				Mar. 09, 2022
Honor Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Honorship
Date of delivery	[2]				Jun. 27, 2022
Paros Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				N0
Vessel name	[2]				Paroship
Date of delivery	[2]				Dec. 27, 2022
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]				N0
Vessel name	[2],[5]				Knightship
Date of delivery	[2],[5]				Dec. 13, 2016
Date of sale/disposal/sale and leaseback	[2],[5]				Jun. 29, 2018
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]				1T
Vessel name	[2],[5]				Flagship
Date of delivery	[2],[5]				May 06, 2021
Date of sale/disposal/sale and leaseback	[2],[5]				May 11, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]				N0
Vessel name	[2],[5]				Hellasship
Date of delivery	[2],[5]				May 06, 2021
Date of sale/disposal/sale and leaseback	[2],[5]				Jun. 28, 2021
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]				1T
Vessel name	[2],[5]				Patriotship
Date of delivery	[2],[5]				Jun. 01, 2021
Date of sale/disposal/sale and leaseback	[2],[5]				Jun. 28, 2021
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				N0
Vessel name	[2]				Goodship
Date of delivery	[2]				Aug. 07, 2020
Date of sale/disposal/sale and leaseback	[2]				Feb. 10, 2023
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]				1T
Vessel name	[2]				Tradership
Date of delivery	[2]				Jun. 09, 2021
Date of sale/disposal/sale and leaseback	[2]				Feb. 28, 2023
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]				1T
Vessel name	[2],[4]				Gladiatorship
Date of delivery	[2],[4]				Sep. 29, 2015
Date of sale/disposal/sale and leaseback	[2],[4]				Oct. 11, 2018
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]				1T
Vessel name	[2],[4]				Leadership
Date of delivery	[2],[4]				Mar. 19, 2015
Date of sale/disposal/sale and leaseback	[2],[4]				Sep. 30, 2021
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]				O1
Vessel name	[2],[4]				Partnership
Date of delivery	[2],[4]				May 31, 2017
Date of sale/disposal/sale and leaseback	[2],[4]				Mar. 09, 2022
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]				D8
Vessel name	[2],[4]				Bremen Max
Date of delivery	[2],[4]				Sep. 11, 2008
Date of sale/disposal/sale and leaseback	[2],[4]				Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]				D8
Vessel name	[2],[4]				Hamburg Max
Date of delivery	[2],[4]				Sep. 25, 2008
Date of sale/disposal/sale and leaseback	[2],[4]				Mar. 10, 2014

[1]	Management companies
[2]	Subsidiaries wholly owned
[3]	Chartering services company
[4]	Dormant companies
[5]	Bareboat charters